REVENUE	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

5. REVENUE

Disaggregation of revenue

There is significant homogeneity amongst the Company’s revenue-generating activities. In all service lines, the Company provides a “suite of services” to fulfill a customer purchase/service order, encompassing personnel, use of Company equipment, and supplies required to perform the services. 98% of the Company’s revenue is from the MENA region with the majority sourced from governmental customers, predominantly in Oman and Saudi Arabia. Information regularly reviewed by the chief operating decision maker (“CODM”) for evaluating the financial performance of operating segments is focused on the timing of when the services are performed during a well’s lifecycle. Production Services are services performed during the production stage of a well’s lifecycle. Drilling and Evaluation Services are services performed during the pre-production stages of a well’s lifecycle.

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended		Year-to-date period ended
Revenue by Phase in Well’s Lifecycle:	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Production Services	$138,060	$148,292	$427,497	$420,516
Drilling and Evaluation Services	79,932	70,131	237,848	200,455
Total revenue by phase in well’s life cycle	$217,992	$218,423	$665,345	$620,971